UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2017, to December 31, 2017.

Date of Report (Date of earliest event reported): February 14, 2023

Commission File Number of securitizer: 025-01850

Central Index Key Number of securitizer: 0001631080

Elara Depositor, LLC

Brian Kaufman

Managing Director and Vice President

Elara Depositor, LLC

(212) 583-5000

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:

Central Index Key Number of issuing entity (if applicable) :

Central Index Key Number of underwriter (if applicable) :

Name and telephone number, including area code, of the person to contact in connection with this filing

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

Pursuant to Rule 15Ga-1(c)(2), Elara Depositor, LLC, as depositor and securitizer, has indicated by check mark above that there is no activity to report for the annual period beginning as of (and including) January 1, 2017, and ending as of (and including) December 31, 2017, in respect of the asset-backed securities transactions within the scope of Rule 15Ga-1 sponsored by it and outstanding during the reporting period, all of which were privately issued by the following: Elara HGV Timeshare Issuer 2016-A, LLC and Elara HGV Timeshare Issuer 2017-A, LLC.

Explanatory Note:

We have provided all the information required by Rule 15Ga-1 and this Form ABS-15G that can be acquired without unreasonable effort or expense by, among other things, (i) identifying asset-backed securities transactions within the scope of Rule 15Ga-1 for which we are a securitizer (“Covered Transactions”), (ii) reviewing our records for demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Reportable Information”), (iii) identifying the parties in Covered Transactions that (x) have a contractual obligation to maintain records for demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets and/or (y) might have received demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets or otherwise maintain records with respect thereto (collectively, “Demand Entities”), and (iv) making written request of the Demand Entities (or confirming in writing that Demand Entities are required to deliver) all Reportable Information within their respective possession.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ELARA DEPOSITOR, LLC
(Securitizer)

By:	/s/ Brian Kaufman
Name:	Brian Kaufman
Title:	Managing Director and Vice President

Date: February 28, 2023